DERIVATIVES AND HEDGING (Details 3) (USD $)	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012
Derivative instruments gains or losses (before tax)
Gains or losses excluded from the assessment of cash flow hedge effectiveness	$ 0	$ 0
Gains or losses excluded from the assessment of fair value hedge effectiveness	0	0
Gains or losses resulting from the discontinuance of cash flow hedges	0	0
Gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge	0	0
Derivatives not designated as hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Hedging loss, before tax, included in accumulated other comprehensive loss related to dedesignated commodity derivatives previously designated as cash flow hedges	(1,100,000)
Gross hedging loss, before tax and reclassifications, included in accumulated other comprehensive loss related to dedesignated commodity derivatives previously designated as cash flow hedges	(2,000,000)
Derivatives not designated as hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings	(2,227,000)	46,000
Derivatives not designated as hedges | Foreign exchange contracts | Interest and investment income (loss)
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings	244,000
Cash Flow Hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in AOCL (Effective Portion)	(18,329,000)	10,261,000
Cash Flow Hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)	5,871,000	22,319,000
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	(5,272,000)
Fair Value Hedges | Derivatives designated as hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings (Effective Portion)	6,067,000	(10,670,000)
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	$ 3,560,000	$ 19,000